Research and License Agreements - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 06, 2023	Mar. 29, 2023	Feb. 21, 2023	Feb. 28, 2019	Sep. 30, 2018	Dec. 31, 2016	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dr. Langer
Research And Development Arrangement Contract To Perform For Others [Line Items]
Payment to director								$ 11	$ 6
MIT
Research And Development Arrangement Contract To Perform For Others [Line Items]
Description of future development obligations								The Company’s future development obligations are: (i) to commence a Phase 3 clinical trial for such Product within five years of the IND filing for such product, (ii) to file a New Drug Application or equivalent with the FDA or comparable European regulatory agency for such Product within nine years of the IND filing for such Product, and (iii) to make a first commercial sale of such Product within 11 years of the IND filing for such Product.
License fee payment						$ 50
Percentage of shares of common stock issued						5.00%
Description of conditions to terminate license agreement							The Company has the right to terminate for any reason upon a 3-month prior written notice.	The Company has the right to terminate for any reason upon a 3-month prior written notice. MIT shall have the right to terminate if the Company ceases to carry on any business related to the MIT License Agreement. MIT may terminate the MIT License Agreement for the Company’s material breach uncured within ninety (90) days (or thirty (30) days in the case of nonpayment). MIT may also terminate the MIT License Agreement if the Company or our affiliates commence any action against MIT to declare or render any claim of the licensed patent rights invalid, unpatentable, unenforceable, or non-infringed (a patent challenge), or if our sublicensee commences such actions and the Company does not terminate such sublicense within thirty (30) days after MIT’s demand. MIT has the right to increase all payments due, instead of terminating the MIT License Agreement in the case of a patent challenge.
Right to terminate agreement upon prior written notice						3 months
Right to terminate agreement if breach remains uncured						90 days
Right to terminate agreement incase of nonpayment						30 days
Right to terminate agreement upon prior written notice if insolvent	3 months
MIT | Maximum
Research And Development Arrangement Contract To Perform For Others [Line Items]
Milestone payments						$ 2,900
MIT | Patent License Agreement
Research And Development Arrangement Contract To Perform For Others [Line Items]
License agreement entered date						2016-12
CALIBR
Research And Development Arrangement Contract To Perform For Others [Line Items]
License fee payment					$ 1,000
Percentage of Royalty on Sublicense Revenue					50.00%
Milestone payments					$ 26,000
Description of conditions to terminate license agreement		the Company sent CALIBR a notice stating that the Company would be terminating the CALIBR License Agreement in 30 days’ time.						The Company may also elect to terminate its license to one or more licensed patents in any or all jurisdictions by giving ninety (90) days’ prior written notice to CALIBR. CALIBR may terminate the CALIBR License Agreement for material breach uncured within thirty (30) days. CALIBR has the right to terminate or reduce the license to a non-exclusive license if the Company fails to use diligent efforts to develop and commercially exploit CALIBR Licensed Products.
Right to terminate agreement if breach remains uncured		30 days			30 days
Right to terminate licensed patents upon prior written notice					90 days
CALIBR | Patent License Agreement
Research And Development Arrangement Contract To Perform For Others [Line Items]
License agreement entered date					2018-09
MEE
Research And Development Arrangement Contract To Perform For Others [Line Items]
License fee payment				$ 20
Description of conditions to terminate license agreement			the Company sent MEE a notice stating that the Company would be terminating the MEE License Agreement in 30 business days’ time.					The Company has the right to terminate the MEE License Agreement at will by giving thirty (30) business days advance written notice to MEE. MEE has the right to terminate the MEE License Agreement if the Company fails to make any payment due within thirty (30) business days
Right to terminate agreement upon prior written notice				30 days
Right to terminate agreement if breach remains uncured			30 days	60 days
Right to terminate agreement incase of nonpayment				30 days
Right to terminate agreement upon prior written notice if insolvent				45 days
MEE | Maximum
Research And Development Arrangement Contract To Perform For Others [Line Items]
Milestone payments				$ 350
Annual License Fee Per Share							$ 7.5	$ 7.5
MEE | Minimum
Research And Development Arrangement Contract To Perform For Others [Line Items]
Royalty Expense Per Share								15
Annual License Fee Per Share							$ 5	$ 5
MEE | Non-Exclusive Patent License Agreement
Research And Development Arrangement Contract To Perform For Others [Line Items]
License agreement entered date				2019-02